Operating Revenue	12 Months Ended
Dec. 31, 2025
Operating Revenue
Operating Revenue

14. Operating Revenue

Operating revenue from time charters and bareboat charters and voyage charters for the years ended December 31, 2025, 2024 and 2023, were as follows (in thousands of US$):

	Years ended December 31,
	2025	2024	2023
Time charters and bareboat charters	$995,852	$967,095	$963,192
Voyage charters	46,604	47,015	10,391
Total Operating Revenue	$1,042,456	$1,014,110	$973,583

As of December 31, 2025 and 2024, the Company had accounts receivable from voyage charter agreements amounting to $3.1 million and $0.4 million, respectively, and are presented under “Accounts receivable, net” in the Consolidated Balance Sheets.

The operating revenues received in advance from voyage charter agreements amounting to nil and $1.7 million is presented under current “Unearned revenue” in the Consolidated Balance Sheets as of December 31, 2025 and 2024, respectively. Unearned revenue as of December 31, 2024 was recognized in earnings in the year ended December 31, 2025 as the performance obligations were satisfied in that period. Unearned revenue related to voyage charter agreements in progress as of December 31, 2025 will be recognized in earnings as performance obligations will be satisfied in the year ending December 31, 2026. The Company assumed time charter liabilities in connection with its acquisition of certain vessels in 2021. Amortization of the assumed time charters amounted to nil, $4.5 million and $21.2 million for the years ended December 31, 2025, 2024, and 2023, respectively, and is presented within “Operating revenues” in the Consolidated Statements of Income. The remaining unamortized balance was nil as of December 31, 2025 and 2024.

Further, as of December 31, 2025, capitalized contract fulfilment costs, which are recorded under “Other current assets” in the Consolidated Balance Sheets, increased by $1.1 million compared to December 31, 2024, to $1.5 million from $0.4 million. The outstanding balance is mainly affected by the timing of commencement of revenue recognition.

In July 2016, the Company recognized unearned revenue of $75.6 million representing compensation to the Company for the future reductions in the daily charter rates payable by the charterer HMM under the time charter agreements. The amortization of unearned revenue was recognized in the Consolidated Statement of Income under “Operating revenues” over the remaining life of the respective charters. In each of the years ended December 31, 2025, 2024 and 2023, the Company recognized nil, $2.6 million and $8.2 million of unearned revenue amortization. As of December 31, 2025 and 2024, the outstanding current portion of unearned revenue in relation to HMM amounted to nil.

Operating revenue from significant container vessels customers (constituting more than 10% of total revenue) for the years ended December 31, 2025, 2024 and 2023, were as follows:

	Years ended December 31,
Charterer	2025	2024	2023
CMA CGM	21%	20%	23%
MSC	16%	13%	11%
HMM Korea	—%	—%	12%

14. Operating Revenue (Continued)

Operating revenue by geographic location of the customers for the years ended December 31, 2025, 2024 and 2023 were as follows (in thousands of US$):

	Years ended December 31,
Continent	2025	2024	2023
Australia—Asia	$503,628	$532,800	$519,759
Europe	537,969	481,310	453,824
America	859	—	—
Total Operating Revenue	$1,042,456	$1,014,110	$973,583

Operating revenue by geographic location of the container vessels customers for the years ended December 31, 2025, 2024 and 2023 were as follows (in thousands of US$):

	Years ended December 31,
Continent	2025	2024	2023
Australia—Asia	$430,689	$465,176	$511,021
Europe	524,744	471,901	452,171
Total Operating Revenue	$955,433	$937,077	$963,192

Operating revenue by geographic location of the drubulk vessels customers for the years ended December 31, 2025, 2024 and 2023 were as follows (in thousands of US$):

	Years ended December 31,
Continent	2025	2024	2023
Australia—Asia	$72,939	$67,624	$8,738
Europe	13,225	9,409	1,653
America	859	—	—
Total Operating Revenue	$87,023	$77,033	$10,391